IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Risk Measurement
CIBC employs a
20-point
master internal obligor default rating scale that broadly maps to external agencies’ ratings as presented in the table below.

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2020			2019
	AIRB approach (1)	Standardized approach	Total	AIRB approach (1)	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$102,342	$36,603	$138,945	$96,444	$32,292	$128,736
Undrawn commitments	49,473	7,339	56,812	44,732	6,244	50,976
Repo-style transactions	139,677	–	139,677	122,776	1	122,777
Other off-balance sheet	14,085	1,016	15,101	14,540	981	15,521
OTC derivatives	10,858	786	11,644	14,125	596	14,721
	316,435	45,744	362,179	292,617	40,114	332,731
Sovereign
Drawn	133,077	22,664	155,741	73,036	13,301	86,337
Undrawn commitments	8,354	–	8,354	6,421	–	6,421
Repo-style transactions	38,904	–	38,904	21,404	–	21,404
Other off-balance sheet	1,553	–	1,553	1,624	–	1,624
OTC derivatives	2,187	2	2,189	3,094	2	3,096
	184,075	22,666	206,741	105,579	13,303	118,882
Banks
Drawn	12,846	1,241	14,087	12,689	1,862	14,551
Undrawn commitments	1,552	16	1,568	1,771	6	1,777
Repo-style transactions	24,228	–	24,228	25,472	–	25,472
Other off-balance sheet	59,761	–	59,761	61,532	–	61,532
OTC derivatives	5,805	21	5,826	9,355	18	9,373
	104,192	1,278	105,470	110,819	1,886	112,705
Gross business and government portfolios	604,702	69,688	674,390	509,015	55,303	564,318
Less: collateral held for repo-style transactions	187,832	–	187,832	157,415	–	157,415
Net business and government portfolios	416,870	69,688	486,558	351,600	55,303	406,903
Retail portfolios
Real estate secured personal lending
Drawn	231,527	4,799	236,326	222,933	4,177	227,110
Undrawn commitments (2)	31,390	–	31,390	20,777	1	20,778
	262,917	4,799	267,716	243,710	4,178	247,888
Qualifying revolving retail
Drawn	18,701	–	18,701	19,784	–	19,784
Undrawn commitments (2)	53,085	–	53,085	49,709	–	49,709
Other off-balance sheet	271	–	271	275	–	275
	72,057	–	72,057	69,768	–	69,768
Other retail
Drawn	14,869	1,326	16,195	13,478	1,268	14,746
Undrawn commitments (2)	2,819	28	2,847	2,584	26	2,610
Other off-balance sheet	35	–	35	36	–	36
	17,723	1,354	19,077	16,098	1,294	17,392
Total retail portfolios	352,697	6,153	358,850	329,576	5,472	335,048
Securitization exposures	12,276	3,509	15,785	10,688	3,511	14,199
Gross credit exposure	969,675	79,350	1,049,025	849,279	64,286	913,565
Less: collateral held for repo-style transactions	187,832	–	187,832	157,415	–	157,415
Net credit exposure (3)	$781,843	$79,350	$861,193	$691,864	$64,286	$756,150

(1)	Includes exposures subject to the supervisory slotting approach.
(2)
Increases in EAD in the current year include the impact of certain parameter updates in our regulatory models that were made in the first quarter of 2020 as part of our ongoing monitoring and review process.

(3)
Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial
institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our standardized credit risk exposures by risk-weight category, before considering the effect of credit risk mitigation strategies and before allowance for credit losses, is provided below.

$ millions, as at October 31	Risk-weight category							2020	2019
	0%	20%	35%	50%	75%	100%	150%	Total	Total
Corporate	$–	$–	$–	$–	$–	$45,592	$152	$45,744	$40,114
Sovereign	17,648	3,442	–	138	–	906	532	22,666	13,303
Banks	–	1,189	–	1	–	78	10	1,278	1,886
Real estate secured personal lending	–	–	1,742	–	2,883	170	4	4,799	4,178
Other retail	–	–	–	–	1,289	59	6	1,354	1,294
	$17,648	$4,631	$1,742	$139	$4,172	$46,805	$704	$75,841	$60,775

(1)	See “Securitization exposures” section for securitization exposures that are subject to the standardized approach.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
Rating profile of OTC derivative
mark-to-market
(MTM) receivables

$ billions, as at October 31		2020		2019
	Exposure (1)
Investment grade	$7.46	74.9%	$5.40	82.4%
Non-investment grade	2.40	24.1	1.12	17.1
Watch list	0.07	0.7	0.02	0.3
Default	0.03	0.3	0.01	0.2
Unrated	–	–	–	–
	$9.96	100.0%	$6.55	100.0%

(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2020	Canada	U.S.	Europe	Other	Total
Drawn	$173,199	$55,051	$8,396	$11,619	$248,265
Undrawn commitments	45,684	9,717	2,402	1,576	59,379
Repo-style transactions	7,787	4,022	1,241	1,927	14,977
Other off-balance sheet	59,188	9,422	6,138	651	75,399
OTC derivatives	9,926	3,770	3,279	1,875	18,850
	$295,784	$81,982	$21,456	$17,648	$416,870
October 31, 2019	$237,234	$73,900	$23,150	$17,316	$351,600

(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2020	2019
$ millions, as at October 31	Drawn	commitments	transactions	balance sheet	derivatives	Total	Total (1)
Commercial mortgages	$8,373	$47	$–	$–	$–	$8,420	$7,544
Financial institutions	81,967	7,673	14,318	66,312	9,775	180,045	140,284
Retail and wholesale	5,167	3,652	–	225	239	9,283	9,142
Business services	7,047	3,264	18	595	215	11,139	11,000
Manufacturing – capital goods	2,791	2,036	–	365	205	5,397	5,898
Manufacturing – consumer goods	3,455	2,052	–	214	95	5,816	6,024
Real estate and construction	30,216	8,257	142	1,166	871	40,652	38,358
Agriculture	6,771	1,767	–	26	196	8,760	8,575
Oil and gas	9,649	8,532	–	1,039	2,305	21,525	21,813
Mining	1,363	2,931	–	723	114	5,131	5,326
Forest products	490	515	–	205	29	1,239	1,324
Hardware and software	1,227	890	–	45	27	2,189	1,751
Telecommunications and cable	335	1,126	–	408	326	2,195	2,234
Broadcasting, publishing and printing	457	154	–	2	52	665	801
Transportation	5,768	2,596	–	262	1,287	9,913	8,877
Utilities	9,189	7,066	–	2,707	1,177	20,139	15,747
Education, health, and social services	3,096	1,194	6	150	296	4,742	4,541
Governments	70,904	5,627	493	955	1,641	79,620	62,361
	$248,265	$59,379	$14,977	$75,399	$18,850	$416,870	$351,600

(1)
Certain information has been reclassified to conform to the presentation adopted in the current year. The presentation of commercial mortgages has been changed to include risk-rated commercial mortgages. Previously, commercial mortgages only included commercial mortgages under the slotting approach.

Summary of Credit Quality of Risk-rated Portfolios Exposure

$ millions, as at October 31				2020	2019
	EAD
Obligor grade	Corporate	Sovereign	Banks	Total	Total
Investment grade	$106,633	$147,438	$82,029	$336,100	$276,817
Non-investment grade	74,600	781	1,264	76,645	72,613
Watch list	2,730	–	–	2,730	1,239
Default	1,039	–	–	1,039	579
Total risk-rated exposure	$185,002	$148,219	$83,293	$416,514	$351,248

LGD estimate	Corporate	Sovereign	Banks	Total	Total
Less than 10%	$9,704	$136,968	$60,057	$206,729	$142,666
10%–25%	56,615	7,881	5,090	69,586	68,790
26%–45%	84,108	3,010	17,251	104,369	110,596
46%–65%	33,301	289	893	34,483	27,733
66%–100%	1,274	71	2	1,347	1,463
	$185,002	$148,219	$83,293	$416,514	$351,248
Strong				$265	$246
Good				71	85
Satisfactory				20	21
Weak				–	–
Default				–	–
Total slotted exposure				$356	$352
Total business and government portfolios				$416,870	$351,600

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the AIRB approach.

$ millions, as at October 31				2020	2019
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	Total	Total
Exceptionally low	$201,050	$49,755	$3,816	$254,621	$239,875
Very low	31,927	4,469	4,335	40,731	34,018
Low	25,825	10,437	6,091	42,353	39,648
Medium	3,086	6,598	2,438	12,122	13,259
High	586	763	973	2,322	2,271
Default	443	35	70	548	505
	$262,917	$72,057	$17,723	$352,697	$329,576

Summary of Securitization Exposures
The following table provides details on securitization exposures in our banking book, by credit rating:

$ millions, as at October 31	2020	2019
	EAD
Exposures under the AIRB approach
S&P rating equivalent
AAA to BBB-	$12,276	$10,688
BB+ to BB-	–	–
Below BB-	–	–
Unrated	–	–
	12,276	10,688
Exposures under the standardized approach	3,509	3,511
Total securitization exposures	$15,785	$14,199

Summary of Loans Past Due But Not Impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans. Most risk rated business and government loans that were contractually past due at the time relief was provided pursuant to payment deferral programs have been presented in the aging category that applied at the time deferrals were granted. Other business and government loans, credit cards, personal loans and residential mortgages that were subject to a payment deferral program have generally been presented in the aging category that applied as at March 31, 2020, which approximated the time when the majority of the deferrals were granted, except that Canadian residential mortgages and certain secured personal loans that were less than 29 days past due at that time have been treated as current. Loans that have exited a deferral program generally continue to age based on the status that was applied at the beginning of the program to the extent a payment has not been made.

$ millions, as at October 31	Less than 31 days	31 to 90 days	Over 90 days	2020 Total	2019 Total (1)
Residential mortgages	$3,358	$1,152	$–	$4,510	$3,840
Personal	608	222	–	830	1,027
Credit card	485	189	132	806	838
Business and government	1,854	281	–	2,135	1,081
	$6,305	$1,844	$132	$8,281	$6,786

(1)	Certain prior year amounts related to loans contractually past due but not impaired in CIBC FirstCaribbean were restated.

Summary of Market Risks by Type of Risks
$ millions, as at or for the year ended October 31				2020				2019
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$10.6	$3.5	$7.3	$6.1	$10.1	$2.8	$8.5	$5.2
Credit spread risk	12.2	1.3	7.0	5.4	2.0	0.9	1.5	1.3
Equity risk	13.5	1.5	3.7	3.8	10.4	1.7	3.4	3.1
Foreign exchange risk	7.0	0.4	2.0	1.8	4.3	0.6	2.9	2.1
Commodity risk	7.9	1.1	2.4	3.1	5.0	1.1	3.9	2.4
Debt specific risk	3.9	1.5	3.0	2.5	2.4	1.3	1.9	1.7
Diversification effect (1)	n/m	n/m	(12.1)	(14.2)	n/m	n/m	(15.3)	(10.1)
Total VaR (one-day measure)	$22.0	$3.8	$13.3	$8.5	$10.8	$3.6	$6.8	$5.7
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the year ended October 31				2020				2019
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$41.0	$8.4	$33.7	$20.2	$37.0	$8.9	$26.4	$19.4
Credit spread risk	22.6	6.1	7.1	11.5	18.1	7.9	11.1	12.1
Equity risk	26.3	–	6.9	4.2	20.2	1.4	2.2	3.9
Foreign exchange risk	22.0	1.0	9.1	7.8	29.5	0.6	6.5	10.4
Commodity risk	10.9	1.0	3.0	4.5	11.9	1.3	11.9	4.8
Debt specific risk	6.5	1.6	6.1	4.6	7.3	4.1	4.9	5.5
Diversification effect (1)	n/m	n/m	(35.7)	(33.9)	n/m	n/m	(42.0)	(40.9)
Stressed total VaR (one-day measure)	$34.1	$7.4	$30.2	$18.9	$47.1	$3.5	$21.0	$15.2
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
IRC – trading portfolio

$ millions, as at or for the year ended October 31				2020				2019
	High	Low	As at	Average	High	Low	As at	Average
Default risk	$205.6	$80.4	$102.6	$126.7	$268.8	$124.0	$132.1	$180.2
Migration risk	104.9	49.0	72.7	71.2	111.2	45.5	67.7	72.2
IRC (one-year measure) (1)	$279.5	$141.8	$175.3	$197.9	$371.4	$186.5	$199.8	$252.4
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2020		2019
	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$317	$92	$192	$24
Increase (decrease) in EVE	(556)	(348)	(511)	(307)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(119)	(42)	(47)	(7)
Increase (decrease) in EVE	57	49	104	50
(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities
The following table provides the amortized cost and fair values of our non-trading
equities:

$ millions, as at October 31		Cost	Fair value
2020	Equity securities designated at FVOCI	$576	$585
	Equity-accounted investments in associates (1)	71	93
		$647	$678
2019	Equity securities designated at FVOCI	$533	$602
	Equity-accounted investments in associates (1)	57	85
		$590	$687
(1)	Excludes our equity-accounted joint ventures. See Note 26 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$43,531	$–	$–	$–	$–	$–	$–	$–	$–	$43,531
Interest-bearing deposits with banks (1)	18,987	–	–	–	–	–	–	–	–	18,987
Securities	4,971	3,087	7,007	5,028	3,624	18,920	46,554	31,288	28,567	149,046
Cash collateral on securities borrowed	8,547	–	–	–	–	–	–	–	–	8,547
Securities purchased under resale agreements	35,089	13,080	12,751	2,666	2,009	–	–	–	–	65,595
Loans
Residential mortgages	1,606	3,336	8,242	12,057	11,511	47,032	128,430	8,302	649	221,165
Personal	955	646	1,171	1,223	1,148	450	3,183	3,219	30,227	42,222
Credit card	239	478	718	718	718	2,870	5,648	–	–	11,389
Business and government	15,539	5,463	6,908	7,116	6,806	25,055	43,212	16,687	8,760	135,546
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,540)	(3,540)
Derivative instruments	2,052	4,700	2,436	1,807	1,267	3,651	6,292	10,525	–	32,730
Customers’ liability under acceptances	8,818	707	68	10	3	–	–	–	–	9,606
Other assets	–	–	–	–	–	–	–	–	34,727	34,727
	$140,334	$31,497	$39,301	$30,625	$27,086	$97,978	$233,319	$70,021	$99,390	$769,551
October 31, 2019	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
Liabilities
Deposits (2)	$28,774	$28,222	$34,292	$41,705	$24,248	$28,399	$52,712	$11,488	$320,900	$570,740
Obligations related to securities sold short	15,963	–	–	–	–	–	–	–	–	15,963
Cash collateral on securities lent	1,824	–	–	–	–	–	–	–	–	1,824
Obligations related to securities sold under repurchase agreements	41,136	6,904	21,607	81	425	1,500	–	–	–	71,653
Derivative instruments	1,969	4,645	2,792	2,049	1,800	3,079	5,542	8,632	–	30,508
Acceptances	8,861	707	68	10	3	–	–	–	–	9,649
Other liabilities	25	50	75	74	79	295	684	584	20,301	22,167
Subordinated indebtedness	–	–	–	–	–	–	–	5,712	–	5,712
Equity	–	–	–	–	–	–	–	–	41,335	41,335
	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551
October 31, 2019	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604

(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)
Comprises $202.2 billion (2019: $178.1 billion) of personal deposits; $351.6 billion (2019: $296.4 billion) of business and government deposits and secured borrowings; and $17.0 billion (2019: $11.2 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2020	Less than 1 month	1–3 months	3– 6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$989	$8,554	$4,819	$4,601	$4,127	$19,575	$50,595	$1,672	$173,157	$268,089
Securities lending (2)	33,483	2,779	2,924	–	–	–	–	–	–	39,186
Standby and performance letters of credit	2,769	2,567	2,070	3,567	2,140	785	625	42	–	14,565
Backstop liquidity facilities	3	10,480	1,361	627	145	278	13	–	–	12,907
Documentary and commercial letters of credit	81	71	14	3	15	–	12	–	–	196
Other	2,149	–	–	–	–	–	–	–	–	2,149
	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092
October 31, 2019	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778

(1)	Includes $131.3 billion (2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.8 billion (2019: $1.8 billion) for cash because it is reported on the consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at October 31, 2020 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$99	$205	$174	$179	$138	$440	$621	$182	$2,038
Future lease commitments	–	1	8	10	12	48	166	1,249	1,494
Investment commitments	1	4	–	1	4	–	8	194	212
Pension contributions (3)	17	33	49	49	50	–	–	–	198
Underwriting commitments	94	–	–	–	–	–	–	–	94
	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036
October 31, 2019	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110

(1)
Effective November 1, 2019, this table excludes operating lease obligations that are accounted for under IFRS 16, which resulted in on-balance recognition for most operating lease commitments. Lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset, continue to be recognized in this table. Following our adoption of IFRS 16, this table also excludes operating and tax expenses relating to lease commitments. For further details about our transition to IFRS 16, see Note 8 to our consolidated financial statements.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.